Related Party Transactions and Balances (Tables)	6 Months Ended
Sep. 30, 2019
Related Party Transactions [Abstract]
Schedule of nature of relationships with related parties
Name	Relationship with the Company
Jianping Zhou	Father of major shareholders of the Company and two of Taizhou Suxuantang shareholders, controlling shareholder of Taizhou Suxuantang from its inception to May 8, 2017
Jianbin Zhou	Father of major shareholders of the Company and one of Taizhou Suxuantang shareholders
Taizhou Jiutian Pharmaceutical Co. Ltd.	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Co., Ltd.	An entity controlled by Jianping Zhou
Jiangsu Health Pharmaceutical Investment Co., Ltd.	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese Medicine Clinic	An entity controlled by Jianping Zhou
Taizhou Su Xuan Tang Chinese hospital Co., Ltd	An entity controlled by Jianping Zhou

Schedule of amount due to related parties

	As of	As of
	September 30, 2019	March 31, 2019
	(unaudited)
Jiangsu Health Pharmaceutical Investment Co., Ltd.	$338,005	$939,521
Feng Zhou	1,481,755	1,542,828
Jianping Zhou	15,123	-
Jianbin Zhou	-	745
	$1,834,883	$2,483,094